Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic (Israel)	$ (20,291)	$ (27,959)	$ (26,549)
Foreign	724	727	412
Loss before income taxes	$ (19,567)	$ (27,232)	$ (26,137)